Debt - Additional Information (Detail)	1 Months Ended			9 Months Ended		12 Months Ended
	Feb. 29, 2016 CAD	Jan. 31, 2009 CAD	Jan. 30, 2009 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2017 CAD	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)		Aug. 31, 2016 CAD	Aug. 31, 2016 USD ($)	Aug. 30, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Jan. 31, 2009 USD ($)
Debt Instrument [Line Items]
Total long-term debt claimed										$ 3,115,213		$ 2,662,928							$ 2,070,366
Interest expense on debt				$ 16,112	$ 238,931	$ 402,554	$ 0	$ 0
Government grant | ACOA AIF Grant
Debt Instrument [Line Items]
Debt instrument term (in years)		5 years	5 years
Total long-term debt claimed		CAD 2,871,919	$ 2,135,846						CAD 2,871,919	$ 2,301,556	CAD 2,871,919	$ 2,135,846						CAD 2,871,919	$ 2,070,366	$ 2,301,556
Royalty (as a percent)		10.00%	10.00%
Interest rate									0.00%	0.00%	0.00%	0.00%
Term loan | ACOA Term Loan
Debt Instrument [Line Items]
Debt instrument term (in years)	9 years
Total long-term debt claimed									CAD 337,000	$ 260,071	CAD 337,000	$ 0						337,000
Maximum borrowing capacity	CAD 337,000																$ 270,072
Interest rate	0.00%								0.00%	0.00%	0.00%	0.00%					0.00%
Term loan | Finance PEI Term Loan
Debt Instrument [Line Items]
Total long-term debt claimed									CAD 717,093	$ 553,586	CAD 717,093	$ 527,082	[1]	CAD 717,093	$ 574,678	$ 547,142		CAD 717,093
Interest rate									4.00%	4.00%	4.00%	4.00%
Convertible Debt
Debt Instrument [Line Items]
Maximum borrowing capacity																	$ 10,000,000
Convertible debt , interest rate	10.00%
Convertible debt , maturity date	Mar. 01, 2017
Shares issued upon conversion | shares						1,212,908
Interest expense on debt					$ 237,500
Convertible Debt | Unsecured Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity																	$ 2,500,000
Convertible Debt | Principal Amount
Debt Instrument [Line Items]
Amount of debt converted						$ 10,000,000
Convertible Debt | Accrued Interest
Debt Instrument [Line Items]
Amount of debt converted						$ 395,833

[1]	1. The amounts due under the ACOA AIF grant debt are not included in the maturity schedule above due to the uncertainty of the timing of repayment.